STATEMENT OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - EBP 002 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Additions:
Program’s share of net investment income in the Savings Plan Master Trust	$ 1,862,792
Contributions:
Employer contributions	288,486
Participant contributions	365,342
Rollover contributions	75,073
Interest on notes receivable from participants	2,897
Total additions	2,594,590
Deductions:
Distributions and withdrawals	(1,441,837)
Administrative expenses	2,443
Total deductions	(1,444,280)
Increase in net assets before transfers	1,150,310
Net transfers into Program (Note 2)	6,971
Increase in net assets	1,157,281
Net Assets Available for Benefits:
Beginning of Year	11,587,732
End of Year	$ 12,745,013